PRESIDENT'S MESSAGE
------------------------------------------------------------
Dear Investor:

I am pleased to present the semi-annual report for WCT Equity Fund, a portfolio of the WCT Funds. This report covers the six-month period from November 1, 1998 through April 30, 1999. The report begins with a commentary on the stock market environment and fund strategy by the portfolio manager, followed by a complete list of fund holdings and financial information for the fund.

WCT Equity Fund gives you the opportunity to participate in a diversified portfolio of stocks issued by established, large and mid-size companies. Value investing is at the core of the fund's stock selection strategy. In following a value strategy, the fund's management seeks stocks with low price to earnings ratios. These stocks are priced below what the fund manager believes to be their true market value. They generally offer a less aggressive approach to stock investing than more aggressive growth stocks that are appreciating in price.

Many of the fund's holdings at the end of the reporting period were industry leaders whose products and services are household names, such as Allstate, Caterpillar, Ford, Goodyear, Intel, J.C. Penney, and Xerox.

During the first six months of its current fiscal year, the fund's holdings produced a total return of 14.73%* (9.58% adjusted for the fund's maximum 4.5% sales charge). This total return was the result of a $0.41 increase in net asset value, dividends totaling $0.06 per share and capital gains totaling $0.80 per share. At the end of the reporting period, the fund's net assets were $45.7 million.

Thank you for selecting WCT Equity Fund to help your money grow in pursuit of your long-term financial goals. We'll continue to keep you informed about the progress of your investment.

Sincerely,

[EDWARD C. GONZALES SIGNATURE]

Edward C. Gonzales

President
June 15, 1999

*PERFORMANCE QUOTED IS BASED ON NET ASSET VALUE, REFLECTS PAST PERFORMANCE AND
 IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                        1

INVESTMENT REVIEW
------------------------------------------------------------
Market performance during the initial two months of the year continued to be characterized by large-cap "growth" dominance, although to a lesser degree than during the 1998 calendar year. Since mid-March, however, and continuing through today, this market leadership dominance has been relinquished to economically sensitive issues. Long ignored and undervalued, the energy, industrial and manufacturing sectors have provided the leadership to a "broadening" market participation.

In our opinion, the developing catalyst for this leadership rotation is the mounting evidence of economic stabilization in Asia. Those companies most penalized by difficulties in this region of the globe over the past eighteen months will likely be the primary beneficiaries of improvement in Asian economies.

Equities held by WCT Equity Fund have recovered nicely from the poor relative performance of calendar year 1998. The fund's year-to-date total return as of April 30, 1999, was 11.10%, gross of fees (10.48%, net of fees)*, versus 8.9% for the capitalization-weighted Standard & Poor's 500 Index ("S&P 500"). The Russell Mid-Cap Value Index enjoyed a year-to-date total return of 6.1%.**

During the past 18-24 months, we have argued that the Asian downfall was principally responsible for the dramatic, superior performance of many large capitalization growth stocks. Because it is capitalization-weighted, the S&P 500 has become a proxy for those same growth stocks. We have suggested that Asia's difficulties prompted many foreign investors to sell their developing nations' investments in favor of the perceived safety of the U.S. market. Foreign investors bought more U.S. stocks immediately after the onset of the Asian crisis than they had accumulated in the eight years from 1988 to 1996. Because they were investing billions, foreign investors have been restricted to only stocks of the largest U.S. companies, which have requisite trading liquidity. Until recently, their stock price behavior had richly rewarded a handful of the largest companies and masked a deteriorating broad market environment. Typifying this deterioration is a recent report from one of the research services we follow noting that between April 21, 1998 and April 8, 1999, while the S&P 500 was up 23%, the median DECLINE of some 3500 issues tracked by this service was 22%.

From our perspective, and in the absence of worldwide financial crisis, foreign investors tend to view our markets and economy as mostly mature and slower growing. Conversely, the longer-term growth prospects for the developing nations are viewed far more optimistically, partially explaining why foreign investors have traditionally, in large part, ignored the U.S. market. As Asia's recovery begins to be more recognized, foreign investors will likely become sellers of their U.S. stocks. And, to the extent that Asia and other troubled regions recover, so do the prospects for many of the companies in your portfolio that have been most negatively affected by overseas concerns.

* PAST PERFORMANCE NET OF FEES IS BASED ON NET ASSET VALUE AND IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S YEAR-TO-DATE TOTAL RETURN ADJUSTED FOR THE FUND'S 4.50% SALES CHARGE WAS 5.49%.

**THE S&P 500 IS AN INDEX CONSISTING OF COMMON STOCKS OF INDUSTRIAL, UTILITY,
  TRANSPORTATION AND FINANCIAL COMPANIES IN THE UNITED STATES MARKET. THE RUSSELL MID CAP VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL MIDCAP COMPANIES WITH LOWER PRICE-TO- BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE STOCKS ARE ALSO MEMBERS OF THE RUSSELL 1000 VALUE INDEX. THE S&P 500 AND THE RUSSELL MID CAP VALUE INDEX ARE NOT ADJUSTED FOR SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SEC REQUIRES TO BE REFLECTED IN A MUTUAL FUND'S PERFORMANCE. THESE INDICES ARE UNMANAGED, AND INVESTMENTS CANNOT BE MADE IN AN INDEX.

                                        2

Corporate earnings continue to reflect a mixed picture of strong consumer spending, offset by weak, but improving, export markets. Reported profits for the S&P 500 for the 4th quarter of 1998 were down from the same period one year earlier, but earnings for the 1st quarter of 1999 were robust and exceeded consensus estimates. Typical of many companies has been a persistent pattern of good unit/volume sales but very weak pricing, a situation which some have dubbed "profitless prosperity." Clearly, a resumption of robust earnings growth will take time as foreign economies recover and excess capacity in the world is reduced. Tremendous operating leverage characterizes the more cyclical businesses that have reduced costs to cope with the weak demand of the past couple years and even modest revenue improvement should translate into impressive earning gains. Companies which we would describe as economically sensitive and industrially oriented, appear to offer the best values seen in years. We will continue to focus on these sectors of the market.

We believe a sustainable turn in market leadership is unfolding. Initially, we expect that the rotation will be volatile, complete with ebbs and flows, but it appears to us to be 'real'. Earnings estimates for manufacturing, cyclical companies are higher, market breadth has improved, evidence of Global economic stabilization is materializing and many market pundits are increasing exposure to economically sensitive issues. Investors may be reconnecting with valuation reality. "Value" stocks are again being recognized for the appreciation potential they afford.

Sincerely,

    [DON WOLCOTT SIGNATURE]

Don Wolcott

Vice President, Portfolio Manager

Becker Capital Management, Inc.

                                        3

WCT EQUITY FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)
----------------------------------------------------------------------------



 SHARES                                                 VALUE
---------  ----------------------------------------  -----------

COMMON STOCKS--98.2%
---------------------------------------------------
           CHEMICALS--2.4%
           ----------------------------------------
   40,000  Millennium Chemicals, Inc.                $ 1,080,000
           ----------------------------------------  -----------
           COMMERCIAL SERVICES--1.7%
           ----------------------------------------
   25,000  Standard Register                             762,500
           ----------------------------------------  -----------
           CONSUMER DURABLES--7.7%
           ----------------------------------------
   67,000  Clayton Homes, Inc.                           745,375
           ----------------------------------------
   15,000  Ford Motor Co.                                959,062
           ----------------------------------------
   10,000  General Motors Corp.                          889,375
           ----------------------------------------
   16,000  Goodyear Tire & Rubber Co.                    915,000
           ----------------------------------------  -----------
             Total                                     3,508,812
           ----------------------------------------  -----------
           CONSUMER NON-DURABLES--3.2%
           ----------------------------------------
   20,000  American Greetings Corp., Class A             523,750
           ----------------------------------------
   30,000  Dole Food, Inc.                               952,500
           ----------------------------------------  -----------
             Total                                     1,476,250
           ----------------------------------------  -----------
           ELECTRONIC TECHNOLOGY--11.1%
           ----------------------------------------
   65,000 (1) Cabletron Systems, Inc.                    613,437
           ----------------------------------------
   14,000  Intel Corp.                                   856,625
           ----------------------------------------
   30,000 (1) LSI Logic Corp.                          1,020,000
           ----------------------------------------
   21,500  Lockheed Martin Corp.                         925,844
           ----------------------------------------
   18,000  Rockwell International Corp.                  929,250
           ----------------------------------------
   30,000  Tektronix, Inc.                               727,500
           ----------------------------------------  -----------
             Total                                     5,072,656
           ----------------------------------------  -----------
           ENERGY MINERALS--14.2%
           ----------------------------------------
   12,000  Atlantic Richfield Co.                      1,007,250
           ----------------------------------------
   60,000  Enron Oil & Gas Co.                         1,140,000
           ----------------------------------------
   30,000  Halliburton Co.                             1,278,750
           ----------------------------------------
   45,000  Repsol SA, ADR                                742,500
           ----------------------------------------
   50,000  Santa Fe International Corp.                1,075,000
           ----------------------------------------
   30,000  YPF Sociedad Anonima, ADR                   1,260,000
           ----------------------------------------  -----------
             Total                                     6,503,500
           ----------------------------------------  -----------


                                        4

WCT EQUITY FUND
--------------------------------------------------------------------------------


 SHARES                                                 VALUE
---------  ----------------------------------------  -----------
COMMON STOCKS--CONTINUED

---------------------------------------------------
           FINANCE--14.4%
           ----------------------------------------
   20,000  Allstate Corp.                            $   727,500
           ----------------------------------------
   32,002  Comdisco, Inc.                                842,053
           ----------------------------------------
   13,000  Fannie Mae                                    922,188
           ----------------------------------------
   21,000  GATX Corp.                                    721,875
           ----------------------------------------
   16,000  PNC Bank Corp.                                926,000
           ----------------------------------------
   22,000  SAFECO Corp.                                  874,500
           ----------------------------------------
   20,000  SLM Holding Corp.                             853,750
           ----------------------------------------
   33,500  Washington Federal, Inc.                      741,187
           ----------------------------------------  -----------
             Total                                     6,609,053
           ----------------------------------------  -----------
           HEALTH SERVICES--1.9%
           ----------------------------------------
   35,000  Columbia/HCA Healthcare Corp.                 864,063
           ----------------------------------------  -----------
           HEALTH TECHNOLOGY--2.4%
           ----------------------------------------
   31,500  Mallinckrodt, Inc.                          1,104,469
           ----------------------------------------  -----------
           PROCESS INDUSTRIES--10.2%
           ----------------------------------------
   15,000  PPG Industries, Inc.                          974,063
           ----------------------------------------
   31,000  Sherwin-Williams Co.                          964,875
           ----------------------------------------
   30,000  Tenneco, Inc.                                 810,000
           ----------------------------------------
   14,000  Weyerhaeuser Co.                              939,750
           ----------------------------------------
   20,000  Willamette Industries, Inc.                   935,000
           ----------------------------------------  -----------
             Total                                     4,623,688
           ----------------------------------------  -----------
           PRODUCER MANUFACTURING--13.8%
           ----------------------------------------
   25,000  Allegheny Teledyne, Inc.                      559,375
           ----------------------------------------
   18,000  Caterpillar, Inc.                           1,158,750
           ----------------------------------------
   12,500  Eaton Corp.                                 1,146,094
           ----------------------------------------
   20,000 (1) Gulfstream Aerospace Corp.                 975,000
           ----------------------------------------
           Koninklijke (Royal) Philips Electronics
    9,000  NV, ADR                                       768,375
           ----------------------------------------
   32,000  Raychem Corp.                                 846,000
           ----------------------------------------
   15,000  Xerox Corp.                                   881,250
           ----------------------------------------  -----------
             Total                                     6,334,844
           ----------------------------------------  -----------
           REAL ESTATE--2.0%
           ----------------------------------------
   30,000  Mack-Cali Realty Corp.                        928,125
           ----------------------------------------  -----------


                                        5

WCT EQUITY FUND
--------------------------------------------------------------------------------


 SHARES                                                 VALUE
---------  ----------------------------------------  -----------
COMMON STOCKS--CONTINUED

---------------------------------------------------
           RETAIL TRADE--1.3%
           ----------------------------------------
   13,000  Penney (J.C.) Co., Inc.                   $   593,125
           ----------------------------------------  -----------
           TECHNOLOGY SERVICES--3.0%
           ----------------------------------------
   50,000 (1) Arrow Electronics, Inc.                    909,375
           ----------------------------------------
   30,000 (1) Marshall Industries                        483,750
           ----------------------------------------  -----------
             Total                                     1,393,125
           ----------------------------------------  -----------
           TRANSPORTATION--6.9%
           ----------------------------------------
   12,000 (1) AMR Corp.                                  837,750
           ----------------------------------------
   39,000  Knightbridge Tankers Ltd.                     733,687
           ----------------------------------------
   20,000  Norfolk Southern Corp.                        653,750
           ----------------------------------------
   35,000  Tidewater, Inc.                               927,500
           ----------------------------------------  -----------
             Total                                     3,152,687
           ----------------------------------------  -----------
           UTILITIES--2.0%
           ----------------------------------------
   10,000 (1) Telecomunicacoes Brasileiras SA, ADR       911,875
           ----------------------------------------
   10,000  Telecomunicacoes Brasileiras SA, ADR              781
           ----------------------------------------  -----------
             Total                                       912,656
           ----------------------------------------  -----------
             TOTAL COMMON STOCKS (IDENTIFIED COST
               $32,939,641)                           44,919,553
           ----------------------------------------  -----------
MUTUAL FUNDS--1.8%
---------------------------------------------------
  830,527  Seven Seas Money Market Fund              $   830,527
           ----------------------------------------  -----------
             TOTAL MUTUAL FUNDS (AT NET ASSET
               VALUE)                                    830,527
           ----------------------------------------  -----------
             TOTAL INVESTMENTS (IDENTIFIED COST
               $33,770,168)(2)                       $45,750,080
           ----------------------------------------  -----------


(1)  Non-income producing security.
(2) The cost of investments for federal tax purposes amounts to $33,770,168. The net unrealized appreciation of investments on a federal tax basis amounts to $11,979,912 which is comprised of $13,585,843 appreciation and $1,605,931 depreciation at April 30, 1999.
Note: The categories of investments are shown as a percentage of net assets ($45,723,296) at April 30, 1999.
The following acronyms are used throughout this portfolio: ADR--American Depositary Receipt SA--Support Agreement (See Notes which are an integral part of the Financial Statements)

                                        6

WCT EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)
----------------------------------------------------------------------------



ASSETS:
--------------------------------------------------
Total investments in securities, at value
  (identified and tax cost $33,770,168)             $45,750,080
--------------------------------------------------
Income receivable                                        69,218
--------------------------------------------------
Deferred organizational costs                             6,993
--------------------------------------------------  -----------
    Total assets                                     45,826,291
--------------------------------------------------
LIABILITIES:
----------------------------------------
Accrued expenses                           102,995
----------------------------------------  --------
    Total liabilities                                   102,995
--------------------------------------------------  -----------
NET ASSETS for 4,678,894 shares outstanding         $45,723,296
--------------------------------------------------  -----------
NET ASSETS CONSIST OF:
--------------------------------------------------
Paid in capital                                     $32,105,553
--------------------------------------------------
Net unrealized appreciation of investments           11,979,912
--------------------------------------------------
Accumulated net realized gain on investments          1,570,380
--------------------------------------------------
Undistributed net investment income                      67,451
--------------------------------------------------  -----------
    Total Net Assets                                $45,723,296
--------------------------------------------------  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
  SHARE:
--------------------------------------------------
Net Asset Value Per Share ($45,723,296
   DIVIDED BY 4,678,894 shares outstanding)               $9.77
--------------------------------------------------  -----------
Offering Price Per Share (100/95.50 x $9.77)(1)          $10.23
--------------------------------------------------  -----------
Redemption Proceeds Per Share                             $9.77
--------------------------------------------------  -----------


(1)  See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

                                        7

WCT EQUITY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------



INVESTMENT INCOME:
--------------------------------------------------
Dividends (net of foreign taxes withheld of
  $4,961)                                           $   485,754
--------------------------------------------------
Interest                                                 26,323
--------------------------------------------------  -----------
    Total income                                        512,077
--------------------------------------------------
EXPENSES:
----------------------------------------
Investment advisory fee                   $168,748
----------------------------------------
Administrative personnel and services
  fee                                       33,750
----------------------------------------
Custodian fees                               7,190
----------------------------------------
Transfer and dividend disbursing agent
  fees and expenses                         13,348
----------------------------------------
Directors'/Trustees' fees                    2,145
----------------------------------------
Auditing fees                                6,797
----------------------------------------
Legal fees                                   1,933
----------------------------------------
Portfolio accounting fees                   20,218
----------------------------------------
Shareholder services fee                    17,718
----------------------------------------
Share registration costs                    21,188
----------------------------------------
Printing and postage                         5,111
----------------------------------------
Insurance premiums                           1,357
----------------------------------------
Miscellaneous                                6,391
----------------------------------------  --------
    Total expenses                         305,894
----------------------------------------
Waiver--
    Waiver of investment advisory fee      (56,249)
----------------------------------------  --------
        Net expenses                                    249,645
--------------------------------------------------  -----------
            Net investment income                       262,432
--------------------------------------------------  -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
--------------------------------------------------
Net realized gain on investments                      1,665,192
--------------------------------------------------
Net change in unrealized appreciation of
  investments                                         4,196,527
--------------------------------------------------  -----------
    Net realized and unrealized gain on
      investments                                     5,861,719
--------------------------------------------------  -----------
        Change in net assets resulting from
          operations                                $ 6,124,151
--------------------------------------------------  -----------


(See Notes which are an integral part of the Financial Statements)

                                        8

WCT EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------



                                          SIX MONTHS ENDED
                                             (UNAUDITED)      PERIOD ENDED
                                              APRIL 30,        OCTOBER 31,
                                                1999            1998 (1)
----------------------------------------  -----------------   -------------

INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------
OPERATIONS--
----------------------------------------
Net investment income                        $   262,432       $   635,864
----------------------------------------
Net realized gain on investments
($1,665,912 and
$4,000,157, respectively, as computed
for federal tax purposes)                      1,665,192         3,905,629
----------------------------------------
Net change in unrealized appreciation          4,196,527         7,783,385
----------------------------------------  -----------------   -------------
        Change in net assets resulting
          from operations                      6,124,151        12,324,878
----------------------------------------  -----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------
Distributions from net investment income        (289,537)         (541,308)
----------------------------------------
Distributions from net realized gains         (4,000,441)               --
----------------------------------------  -----------------   -------------
        Change in net assets resulting
          from distributions to
          shareholders                        (4,289,978)         (541,308)
                                          -----------------   -------------
----------------------------------------
SHARE TRANSACTIONS--
----------------------------------------
Proceeds from sale of shares                   2,682,563        53,909,696
----------------------------------------
Net asset value of shares issued to
  shareholders in payment of
  distributions declared                       1,902,516           264,287
----------------------------------------
Cost of shares redeemed                       (9,801,910)      (16,951,599)
                                          -----------------   -------------
----------------------------------------
    Change in net assets resulting from
      share transactions                      (5,216,831)       37,222,384
----------------------------------------  -----------------   -------------
        Change in net assets                  (3,382,658)       49,005,954
----------------------------------------
NET ASSETS:
----------------------------------------
Beginning of period                           49,105,954           100,000
                                          -----------------   -------------
----------------------------------------
End of period (including undistributed
  net investment income of $67,451 and
  $94,556, respectively)                     $45,723,296       $49,105,954
----------------------------------------  -----------------   -------------


(1) For the period from December 16, 1997 (date of initial public investment) to October 31, 1998.

(See Notes which are an integral part of the Financial Statements)

                                        9

WCT EQUITY FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                          SIX MONTHS ENDED
                                             (UNAUDITED)      PERIOD ENDED
                                              APRIL 30,        OCTOBER 31,
                                                1999            1998 (1)
----------------------------------------  -----------------   -------------

NET ASSET VALUE, BEGINNING OF PERIOD             $9.36            $10.09
----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------
  Net investment income                           0.06              0.12
----------------------------------------
  Net realized and unrealized gain
    (loss) on investments                         1.21             (0.75)
                                               -------        -------------
----------------------------------------
  Total from investment operations                1.27             (0.63)
                                               -------        -------------
LESS DISTRIBUTIONS
----------------------------------------
  Distributions from net investment
    income                                       (0.06)            (0.10)
----------------------------------------
  Distributions from net realized gain
    on investments                               (0.80)               --
                                               -------        -------------
----------------------------------------
  Total distributions                            (0.86)            (0.10)
                                               -------        -------------
----------------------------------------
NET ASSET VALUE, END OF PERIOD                   $9.77             $9.36
                                               -------        -------------
  TOTAL RETURN (2)                               14.73%            (6.25%)
----------------------------------------
  RATIOS TO AVERAGE NET ASSETS
----------------------------------------
    Expenses (3)                                  1.36%(4)          1.48%(4)
----------------------------------------
    Net investment income (3)                     0.92%(4)          0.92%(4)
----------------------------------------
    Expenses (after waivers)                      1.11%(4)          1.13%(4)
----------------------------------------
    Net investment income (after
      waivers)                                    1.17%(4)          1.27%(4)
----------------------------------------
  SUPPLEMENTAL DATA
----------------------------------------
    Net assets, end of period (000
      omitted)                                 $45,723           $49,106
----------------------------------------
    Portfolio turnover                              28%               69%
----------------------------------------


(1) Reflects operations for the period from December 16, 1997 (date of initial public investment) to October 31, 1998. For the period from November 17, 1997 (start of business) to December 15, 1997, the net investment income was distributed to Federated Services Company, the Fund's Administrator.
(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3) During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.
(4) Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

                                       10

WCT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED)
----------------------------------------------------------------------------
1. ORGANIZATION

WCT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of one diversified portfolio, the WCT Equity Fund (the "Fund"), whose financial statements are contained herein. The investment objective of the Fund is to provide long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

    FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

    USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

    OTHER--Investment transactions are accounted for on the trade date.

                                       11

WCT EQUITY FUND
--------------------------------------------------------------------------------

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:



                                                             PERIOD ENDED
                                          SIX MONTHS ENDED   OCTOBER 31,
                                           APRIL 30, 1999      1998 (1)
                                          ----------------   ------------

Shares sold                                     297,059        6,998,669
----------------------------------------
Shares issued to shareholders in payment
  of distributions declared                     219,775           26,439
----------------------------------------
Shares redeemed                              (1,084,844)      (1,788,204)
----------------------------------------  ----------------   ------------
    Net change resulting from share
      transactions                             (568,010)       5,236,904
----------------------------------------  ----------------   ------------


(1) Reflects operations from December 16, 1997 (date of initial public investment) to October 31, 1998.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    INVESTMENT ADVISORY FEE--West Coast Trust Company, Inc., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

    Under the terms of a sub-advisory agreement between the Adviser and Becker Capital Management, Becker Capital Management receives an annual fee from the Adviser equal to 0.50% of the Fund's average daily net assets. In addition, Becker Capital Management may voluntarily choose to reduce its compensation. For the period ended April 30, 1999, Becker Capital Management earned a sub-advisory fee of $114,120.

    ADMINISTRATIVE FEE--Federated Services Company ("FServ") provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate net assets of the Fund for the period.

    DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Edgewood Services, Inc., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to compensate Edgewood Services, Inc.

    For the period ended April 30, 1999, the Fund did not incur a distribution services fee.

    SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for

                                       12

WCT EQUITY FUND
--------------------------------------------------------------------------------
    shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

    TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

    PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

    GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1999, were as follows:



PURCHASES                                           $12,112,187
--------------------------------------------------  -----------
SALES                                               $19,536,968
--------------------------------------------------  -----------


6. YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                       13

TRUSTEES                       OFFICERS
------------------------------------------------------------

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

John F. Cunningham

Lawrence D. Ellis, M.D.

Peter E. Madden

Charles F. Mansfield, Jr.

John E. Murray, Jr.

Marjorie P. Smuts

John S. Walsh

John F. Donahue
  CHAIRMAN
Edward C. Gonzales
  PRESIDENT AND TREASURER
J. Christopher Donahue
  EXECUTIVE VICE PRESIDENT
John W. McGonigle
  EXECUTIVE VICE PRESIDENT AND SECRETARY
Richard B. Fisher
  VICE PRESIDENT
C. Christine Thomson
  VICE PRESIDENT AND ASSISTANT TREASURER
C. Todd Gibson
  ASSISTANT SECRETARY

MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR INSURED BY ANY BANK NOR ARE THEY INSURED BY THE FEDERAL GOVERNMENT OR ANY OF ITS AGENCIES. INVESTMENT IN THESE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its investment objective and policies, management fees, expenses and other information.

                                       14

WCT FUNDS

WCT Equity Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7010

DISTRIBUTOR
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7002

INVESTMENT ADVISER
West Coast Trust Company, Inc.
1000 SW Broadway, Suite 1100
Portland, OR 97205

SUB-ADVISER
Becker Capital Management, Inc.
1211 SW Fifth Avenue, Ste. 2185
Portland, OR 97204

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 1713
Boston, MA 02266-8600

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Federated Shareholder
Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INDEPENDENT PUBLIC
ACCOUNTANTS
Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812

                                                                [WCT FUNDS LOGO]

                                                 SEMI-ANNUAL REPORT
                                                 APRIL 30, 1999
--------------------------------------------------------------------------------

Edgewood Services, Inc.
Distributor



                                             A Portfolio of
                                            WCT Funds, an Open-End
G02365-01 (6/99)                            [LOGO]    Management Investment
                                            Company